Related party transaction	12 Months Ended
Jun. 30, 2018
Related Party Transaction
Related party transaction

31. Related party transactions

 In the normal course of business, the Group conducts transactions with different entities or parties related to it.

 As mentioned in Note 4, on October 11, 2015, the Group took over IDBD. Before takeover, the Group had entered into certain transactions with IDBD as associate, mainly related to the subscription of warrants and/or capital contributions, but had not conducted commercial transactions. See Note 4 for further information related to investment in IDBD.

 Remunerations of the Board of Directors

 The Act N° 19,550 provides that the remuneration of the Board of Directors, where it is not set forth in the Company’s by-laws, shall be fixed by the Shareholders' Meetings. The maximum amount of remuneration that the members of the Board are allowed to receive, including salary and other performance-based remuneration of permanent technical-administrative functions, may not exceed 25% of the profits.

 Such maximum amount will be limited to 5% where no dividends are distributed to the Shareholders, and will be increased proportionately to the distribution, until reaching such cap where the total of profits is distributed.

 Some of the Group's Directors are hired under the Employment Contract Act N° 20,744. This Act rules on certain conditions of the work relationship, including remuneration, salary protection, working hours, vacations, paid leaves, minimum age requirements, workmen protection and forms of suspension and contract termination. The remuneration of directors for each fiscal year is based on the provisions established by the Act N° 19,550, taking into consideration whether such directors perform technical-administrative functions and depending upon the results recorded by the Company during the fiscal year. Once such amounts are determined, they should be approved by the Shareholders’ Meeting.

 Senior Management remuneration

 The members of the Senior or Top Management are appointed and removed by the Board of Directors, and perform functions in accordance with the instructions delivered by the Board itself.

 The Society’s Senior Management is composed of as follows:

Name	Date of birth	Position	Actual position since
Alejandro G. Elsztain	03/31/1966	General Manager	1994
Carlos Blousson	09/21/1963	General Manager of Operations in Argentina and Bolivia	2008
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011
Alejandro Casaretto	10/15/1952	Regional Agricultural Manager	2008

The remuneration earned by Senior Management for their functions consists of an amount that is fixed taking into account the manager's backgrounds, capacity and experience, plus an annual bonus based on their individual performance and the Group's results. Members of the senior management participate in defined contributions and share-based incentive plans that are described in Note 30, respectively.

 Corporate Service Agreement with IRSA and IRSA CP

Given that the operating areas of our Company, IRSA and IRSA CP share certain characteristics of affinity, the Board considered it was convenient to implement alternatives that allows to reduce certain fixed costs, with the aim of reducing their incidence on the operating results, building on and enhancing the individual efficiencies of each of the companies in the different areas that form part of operational management.

For this purpose, on June 30, 2004, a Framework Agreement for the Exchange of Corporate Services ("Framework Agreement") was signed by IRSA, Cresud and IRSA CP, which was modified afterwards on the following dates: August 23, 2007; August 14, 2008; November 27, 2009; March 12, 201; July 11, 2011; October 15, 2012; November 12, 2013; February 24, 2014; February 18, 2015; November 12, 2015; May 5, 2017 and June 29, 2018.

Under this Framework Agreement, corporate services are provided in the following areas: Corporate Human Resources, Administration and Finance, Planning, Institutional Relations, Compliance, Shared Services Center, Administration for the Real Estate Business, Board of Directors, Human Resources for the Real Estate Business, Security, Corporate Legal department, Corporate Environment and Quality department, Technical Management, Infrastructure and Purchasing, Investments, Government Affairs, Hotels, Fraud Prevention, Bolívar, Attorneys, Audit Committee, Security.

Pursuant to this agreement, the companies hired an external consulting firm to review and evaluate half-yearly the criteria used in the process of determining the amount of corporate services, as well as the basis for distribution and source documentation used in the process indicated above, by means of a half-yearly report.

It should be noted that the operations indicated above allows Cresud, IRSA and IRSA CP to keep our strategic and commercial decisions fully independent and confidential, with a cost and profit allocation on the basis of operating efficiency and equity, without pursuing individual economic benefits for any of the companies.

Offices and Shopping malls spaces leases

The offices of our President are located at 108 Bolivar, in the Autonomous City of Buenos Aires. The property has been rented to Isaac Elsztain e Hijos S.A., a company controlled by some family members of Eduardo Sergio Elsztain, our president, and to Hamonet S.A., a company controlled by Fernando A. Elsztain, one of our directors, and some of its family members.

In addition, Tarshop, BACS, BHN Sociedad de Inversión S.A., BHN Seguros Generales S.A. and BHN Visa S.A. rent offices owned by IRSA CP in different buildings.

Furthermore, we also let various spaces in our Shopping malls (stores, stands, storage space or advertising space) to third parties and related parties such us Tarshop S.A. and BHSA.

Lease agreements entered into with associates included similar provisions and amounts to those included in agreements with third parties.

Donations granted to Fundación IRSA and Fundación Museo de los Niños

Fundación IRSA is a non-profit charity institution that seeks to support and generate initiatives concerning education, the promotion of corporate social responsibility and the entrepreneurial spirit of the youth. It carries out corporate volunteering programs and fosters donations by the employees. The main members of Fundación IRSA's Board of Directors are Eduardo S. Elsztain (President), Saul Zang (Vice President I), Alejandro Elsztain (Vice President II) and Mariana C. de Elsztain (secretary). It funds its activities with the donations made by us, IRSA and IRSA CP. Fundación Museo de los Niños is a non-profit association, created by the same founders of Fundación IRSA and its Management Board is formed by the same members as Fundación IRSA.

Fundación Museo de los Niños acts as special vehicle for the development of "Museo de los Niños, Abasto" and "Museo de los Niños, Rosario". On October 29, 1999, our shareholders approved the award of the agreement “Museo de los Niños, Abasto” to Fundación Museo de los Niños.

On October 31, 1997, IRSA CP entered into an agreement with Fundación IRSA whereby it loaned 3,800 square meters of the area built in the Abasto Shopping Mall for a total term of 30 years, and on November 29, 2005, shareholders of IRSA CP approved another agreement entered into with Fundación Museo de los Niños whereby 2,670.11 square meters built in the Shopping Mall Alto Rosario were loaned for a term of 30 years. Fundación IRSA has used the available area to house the museum called “Museo de los Niños, Abasto” an interactive learning center for kids and adults, which was opened to the public in April 1999.

Legal services

 The Group hires legal services from Estudio Zang, Bergel & Viñes, at which Saúl Zang is a partner and sits at the Board of Directors of the Group companies.

Hotel services

Our company and related parties sometimes rent from NFSA and Hoteles Argentinos S.A. hotel services and conference rooms for events.

Purchase-Sale of goods and/or services hiring

In the normal course of its business and with the aim of make resources more efficient, in certain occasions purchase and/or hire services which later sells and/or recover for companies or other related parties, based upon their actual utilization.

Sale of advertising space in media

Our company and our related parties frequently enter into agreements with third parties whereby we sell/acquire rights of use to advertise in media (TV, radio stations, newspapers, etc.) that will later be used in advertising campaigns. Normally, these spaces are sold and/or recovered to/from other companies or other related parties, based on their actual use.

Purchase-sale of financial assets

Cash surplus are usually invested in several instruments that may include those issued by related companies acquired at issuance or from unrelated third parties through transactions in the secondary market.

Investment in investment funds managed by BACS

The Group invests its liquid funds in mutual funds managed by BACS among other entities.

Borrowings

In the normal course of its activities, the Group enters into diverse loan agreements or credit facilities between the group’s companies and/or other related parties. These borrowings accrue interests at market rates.

Financial and service operations with BHSA

The Group works with several financial entities in the Argentine market for operations including, but not limited to, credit, investment, purchase and sale of securities and financial derivatives. Such entities include BHSA and its subsidiaries. BHSA and BACS usually act as underwriters in Capital Market transactions. In addition, we have entered into agreements with BHSA, who provides collection services for our shopping malls.

 Loan between Dolphin and IDBD

As described in Note 7 to this Consolidated Financial Statements Dolphin has granted a series of subordinated loans to IDBD (“the debt”). This debt has the following characteristics: i) it is subordinated, even in the case of insolvency, to all current or future debts of IDBD; (ii) will be reimbursed after payment of all the debts to their creditors; (iii) accrues interest at a rate of 0.5%, which will be added to the amount of the debt and will be payable only on the date the subordinated debt is amortized; (iv) Dolphin will not have a right to participate or vote in the meetings with IDBD creditors with respect to the subordinated debt; (v) as from January 1, 2016, Dolphin has the right, at its own discretion, to convert the debt balance into IDBD shares, at that time, whether wholly or partially, including the interest accrued over the debt until that date; (vi) if Dolphin opts to exercise the conversion, the debt balance will be converted so that Dolphin will receive IDBD shares according to a share price that will be 10% less than the average price of the last 30 days prior to the date the conversion option is exercised. In the event there is no market price per share, it will be determined in accordance with an average of three valuations made by external or independent experts, who shall be determined by mutual consent and, in the event of a lack of consent, will be set by the President of the Institute of Certified Public Accountants in Israel.

 San Bernardo lease

We lease a rural establishment in the Province of Córdoba, which is owned by San Bernardo de Córdoba S.A. (previously denominated Isaac Elsztain e hijos S.C.A.) pursuant to a lease agreement entered into in August 2015, for a fraction of 12,600 hectares.

The consideration for the lease was agreed at an amount equal to 3.5 kg of beef per hectare. For computation purposes the price per kilo of beef reported in the webpage of the Mercado de Hacienda de Liniers (Cattle Market) is considered. In addition, a productivity premium was agreed equal to 15% of the excess over 240,000 kilograms of cattle in the establishment.

Consulting Agreement

In accordance with the terms of the Consulting Agreement, in force as from November 7, 1994, and its amendments, CAMSA provides us with advisory services on matters related to activities and investments included agricultural, real estate, financial and hotel operations, among others. An 85% of the capital stock of CAMSA is held by one of our shareholders and President of our Board of Directors, while the remaining 15% of the capital stock is owned by our First Vice President.

Based on the terms and conditions of the Consulting Agreement, CAMSA provides us with the following services:

● advise in relation to investing in all aspects of the agricultural business, real estate, financial, and hotel operations, among others, and business proposals;

● acts on behalf of our company in such transactions, negotiating prices, terms and conditions and other terms of each transaction; and

● provides advisory services on investments in securities related to such transactions.

As regards the Consulting Agreement, in consideration for its services we pay CAMSA an annual fee equal to 10% of our annual net income after tax. During fiscal year 2018, income for Ps. 554 was recognized in this respect, Ps. 80 of which has been paid as of June 30, 2018.

The Consulting Agreement can be revoked by any of the parties upon prior written notice that should not exceed 60 days. If we revoke the Consulting Agreement without cause, we will be liable to pay CAMSA twice the average fee amounts paid for management services during the two fiscal years preceding such revocation.

The following is a summary presentation of the balances with related parties as of June 30, 2018 and 2017:

Item	06.30.18	06.30.17
Trade and other payables	(1,467)	(1,134)
Borrowings	(10)	(11)
Trade and other receivables	768	1,621
Investments in Financial Assets	135	-
Total	(574)	476

Related party	06.30.18	06.30.17	Description of transaction
Agrofy S.A.	1	13	Other receivables
Agro Uranga S.A.	-	8	Dividends receivables
	27	-	Sale of goods and / or services receivable
	(1)	-	Futures and options payable
New Lipstick LLC	7	5	Reimbursement of expenses receivable
	585	-	Loans granted
Condor	135	-	Public companies securities
	-	8	Dividends receivables
Cresca S.A.	-	168	Credits granted
	(11)	-	Other liabilities
Manibil S.A.	72	84	Contributions in advance
Other associates and joint ventures (i)	3	4	Leases and/or rights of use receivable
	(1)	(1)	Leases and/or rights of use payable
	-	(5)	Commissions payable
	-	(1)	Advertising spaces payable
	-	1	Management fees receivable
	-	3	Other credits
	1	1	Shared-based compensation receivable
	(10)	(11)	Loans payable
	7	-	Loans granted
	(3)	-	Sale of goods and / or services payable
	5	8	Reimbursement of expenses
	(1)	(1)	Reimbursement of expenses payable
Total associates and joint ventures	816	284

CAMSA and its subsidiaries	(1,351)	(1,020)	Fees payable
	2	5	Reimbursement of expenses receivable
	-	(3)	Reimbursement of expenses payable
LRSA	29	29	Leases and/or rights of use receivable
	(1)	-	Reimbursement of expenses payable
	-	-	Canon receivable
	7	-	Dividends receivables
Real Estate Strategies LP	19	-	Dividends receivables
	2	-	Reimbursement of expenses
Taaman	-	(24)	Leases and/or rights of use payable
Willifood	-	(29)	Financial operations payable
Other related parties (ii)	(11)	-	Other liabilities
	-	-	Other receivables
	(2)	(4)	Legal services payable
	1	1	Leases and/or rights of use receivable
Total other related parties	(1,305)	(1,045)
IFISA	-	1,283	Financial operations receivable
Total Parent Company	-	1,283
Directors and Senior Management	(85)	(46)	Fees payable
Total Directors and Senior Management	(85)	(46)
Total	(574)	476

(i) Includes Agrofy Global, BHSA, Lipstick, Tarshop, Mehadrin, Austral Gold Ltd., Cyrsa S.A., NPSF, Puerto Retiro, Shufersal and Quality.

(ii) Includes Estudio Zang, Bergel & Viñes, Lartiyrigoyen, SAMSA and Museo de los Niños.

 The following is a summary of the results with related parties for the years ended June 30, 2018, 2017 and 2016:

Related party	06.30.18	06.30.17	06.30.16	Description of transaction
Adama	-	16	16	Sale of goods and/or services
Agrofy S.A.	-	3	-	Management fees / Directory
	6	3	-	Financial operations
Agro-Uranga S.A.	2	3	3	Sale of goods and/or services
Banco de Crédito y Securitización S.A.	17	1	6	Leases and/or rights of use
	-	39	21	Financial operations
Condor	119	235	122	Financial operations
Tarshop S.A.	-	14	12	Leases and/or rights of use
ISPRO-MEHADRIN	-	-	57	Sale of goods and/or services
	117	-	-	Corporate services
Other associates and joint ventures	27	15	3	Leases and/or rights of use
	4	4	3	Fees and remunerations
	37	-	-	Corporate services
	1	4	(9)	Financial operations
Total associates and joint ventures	330	337	234
CAMSA and its subsidiaries	(554)	(200)	(534)	Management fee
	-	1	-	Leases and/or rights of use
Taaman	157	-	-	Corporate services
Willi-Food International Ltd.	134	-	-	Corporate services
Other related parties (i)	12	18	(3)	Leases and/or rights of use
	(10)	-	-	Fees and remunerations
	4	-	-	Corporate services
	(2)	(6)	(6)	Legal services
	26	-	-	Financial operations
	(13)	(9)	(8)	Donations
Total other related parties	(246)	(196)	(551)

Related party	06.30.18	06.30.17	06.30.16'	Description of transaction
IFISA	56	13	39	Financial operations
Total Parent Company	56	13	39
Directors	(10)	(126)	(156)	Compensation of Directors and senior management
	(203)	-	-	Fees and remunerations
Senior Management	(26)	(7)	(16)	Compensation of Directors and senior management
Total Directors and Senior Management	(239)	(133)	(172)
Total	(99)	21	(450)

(i) Includes Estudio Zang, Bergel & Viñes, Isaac Elsztain e Hijos S.C.A., San Bernando de Córdoba S.A., Fundación IRSA, Hamonet, BHN Sociedad de Inversión, BACS Administradora de Activos S.A., BHN Seguros Generales S.A. and BHN Vida S.A.

The following is a summary of the transactions with related parties for the years ended June 30, 2018 and 2017:

Related party	06.30.18	06.30.17	Description of transaction
Agrofy Global	31	10	Irrevocable contributions
Avenida Inc.	7	-	Irrevocable contributions
Manibil	45	38	Irrevocable contributions
Open Legacy	17	-	Irrevocable contributions
PBEL	-	8	Irrevocable contributions
PBS-Romania	-	7	Irrevocable contributions
Puerto Retiro	-	2	Irrevocable contributions
Quality	39	3	Irrevocable contributions
Ramat Hanassi	9	102	Irrevocable contributions
Secdo / SixGill	34	-	Irrevocable contributions
Secured Touch	5	-	Irrevocable contributions
Total contributions	187	170
Inversiones Financieras del Sur S.A. (Note 4)	122	1	Dividends paid
Total dividends paid	122	1
Agro-Uranga S.A.	30	21	Dividends received
Aviareps	-	36	Dividends received
Baicom	-	1	Dividends received
Banco Hipotecario	60	-	Dividends received
Condor	55	22	Dividends received
Cyrsa S.A.	-	7	Dividends received
Emco	91	101	Dividends received
La Rural S.A.	34	9	Dividends received
Manaman	25	36	Dividends received
Manibil	-	19	Dividends received
Nuevo Puerto Santa Fe S.A.	9	12	Dividends received
Ramat Hanassi	20	-	Dividends received
Tourism& Recreation Holdings Ltd.	25	7	Dividends received
Total dividends received	349	271
Inversiones Financieras del Sur S.A.	1,968	-	Acquisition of non-controlling interest
Total other transactions	1,968	-